Basis of Preparation (Details) - Schedule of estimated useful lives of the right of use assets	12 Months Ended
Dec. 31, 2020
Basis of Preparation (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Office buildings	20 years
Aircraft	12 years 6 months
Office furniture	5 years
Computers	3 years
Equipment	4 years
Leasehold improvements	5 years
Vehicles	5 years
Bottom of range [Member]
Basis of Preparation (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Right-of-use assets	2 years
Top of range [Member]
Basis of Preparation (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Right-of-use assets	7 years